Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000226137 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000226137 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000226137 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000226137 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226137 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000226137 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226137 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226137 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226137 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226137 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226137 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000226138 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226138 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226138 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226138 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | Industrials369604301
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226138 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226138 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226138 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226138 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000226138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000226138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226138 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
S000246990 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 889478103 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 039483102 | Archer-Daniels-Midland Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 780287108 | Royal Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 192446102 | Cognizant Technology Solutions Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 036752103 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | H11356104 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S000246990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
S000246990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
S000246990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
S000246990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S000246990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S000246990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.60%
S000246990 | FinancialsG96629103
Holdings [Line Items]
Percent of Total Investments	100.00%
S000246990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S000246990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000226139 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000226139 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000226139 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000226139 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226139 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226139 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226139 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226139 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000226139 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000246991 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A722 | SPDR S&P Pharmaceuticals ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000246991 | 464288828 | iShares U.S. Healthcare Providers ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000246991 | 78464A862 | SPDR S&P Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246991 | 464288810 | iShares U.S. Medical Devices ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A789 | SPDR S&P Insurance ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 46138E586 | Invesco KBW Property & Casualty ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 46137V720 | Invesco Leisure & Entertainment ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A599 | SPDR S&P Software & Services ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246991 | 78464A631 | SPDR S&P Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000246991 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246992 | 974250102 | Winmark Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246992 | 444859102 | Humana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246992 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246992 | 03743Q108 | APA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 313148306 | Federal Agricultural Mortgage Corporation, Class C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 13057Q305 | California Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | G6700G107 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 847215100 | SpartanNash Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 500643200 | Korn Ferry
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000246992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000246992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000246992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000246992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000246992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246992 | Financials33768G107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246993 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246993 | 78464A755 | SPDR S&P Metals & Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246993 | 92189F791 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246993 | 500767306 | KraneShares CSI China Internet ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246993 | 37954Y830 | Global X Copper Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 46434V696 | iShares Core MSCI Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246993 | 464289180 | iShares MSCI Europe Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246993 | 25434V807 | Dimensional International Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246993 | 464288448 | iShares International Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246993 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246993 | Equities46641Q134
Holdings [Line Items]
Percent of Total Investments	100.00%